Term Debt (Details) - Schedule of future principal payments for outstanding debt $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future principal payments for outstanding debt [Abstract]
2021
2022
2023	2
2024	3
2025	3
Thereafter	142
Total minimum payments	$ 150